Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000258187 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Floating Rate Income ETF
Class Name	Polen Floating Rate Income ETF
Trading Symbol	PCFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Floating Rate Income ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/floating‑rate‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/floating‑rate‑income‑etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Floating Rate Income ETF	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Floating Rate Income ETF (PCFI) returned 4.05% net of fees versus 6.22% for the Morningstar LSTA U.S. Leveraged Loan Index (the “Index”).
Top Contributors to Performance
  Loans rated CCC, CCC- and B+.
  Overweight to loans in the Industrial sector and underweight to the Consumer Discretionary and Information Technology sectors.
  Holdings in the Industrials sector.
  The Fund has an allocation to high yield bonds (approximately 15% on average during the period). These positions in aggregate lagged the loans in the fund and in the index.
  The three largest absolute and relative contributors were Duravant LLC, Dexko Global Inc., and Covetrus Inc.
Top Detractors to Performance
  Overweight to loans rated CCC+ and CCC-.
  Underweight to the Communications Services sector.
  Holdings in the Consumer Discretionary, Healthcare, and Information Technology sectors.
  The three largest absolute and relative detractors were OldCastle BuildingEnvelope, Eye Care Partners, and RealTruck Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen Floating Rate Income ETF vs. the Bloomberg U.S. Universal Index and the Morningstar LSTA U.S. Leveraged Loan Index.
Growth of $ 10,000
For the period June 30, 2022* through April 30, 2026
*On March 21, 2025, the Fund acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class. The Predecessor Fund commenced operations on June 30, 2022.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Polen Floating Rate Income ETF	4.05%	7.49%*
Bloomberg U.S. Universal Index**	4.05%	3.49%***
Morningstar LSTA U.S. Leveraged Loan Index**	6.22%	8.55%***
*
On March 21, 2025, the Fund acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class. The Predecessor Fund commenced operations on June 30, 2022.

**
The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The Morningstar LSTA US Leveraged Loan Index is a broad, unmanaged high yield index composed of loans that meet the following inclusion rules; senior secured, minimum initial term of one year, initial minimum spread of Base Rate+125 basis points at inception, minimum size of $50 million, and U.S. dollar-denominated.

***	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/floating-rate-income-etf for performance data current to the most recent month-end.
Net Assets	$ 9,441,842
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 46,860
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$9,441,842
Total number of portfolio holdings	122
Total advisory fee paid, net	$46,860
Portfolio turnover rate as of the end of the reporting period	102%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	23.8%
Information Technology	18.1%
Consumer, Cyclical	15.8%
Industrials	10.6%
Communication Services	9.6%
Materials	8.2%
Financials	7.2%
Energy	1.2%
Diversified	0.4%
Utilities	0.3%
Short-Term Investment	4.4%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000258188 [Member]
Shareholder Report [Line Items]
Fund Name	Polen High Income ETF
Class Name	Polen High Income ETF
Trading Symbol	PCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen High Income ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/high‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/high‑income‑etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen High Income ETF	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen High Income ETF (PCHI) returned 6.69% net of fees versus 8.71% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage.
  The Fund’s BB3-rated and CC-rated holdings outperformed.
  The Fund’s holdings in the Capital Goods, Telecommunications and Retail sectors.
  The three largest absolute contributors were Dexko Global, Asurion LLC., and Skechers.
  The three largest relative contributors were Dexko Global, Kindercare, and Terawulf.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings rated CCC3, CCC2 and B2 were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight in the Technology & Electronics sector.
  The Fund’s holdings in the Basic Industry, Automotive, Healthcare and Leisure sectors lagged.
  The three largest absolute detractors were Oldcastle BuldingEnvelope, RealTruck Group, and Kaseya Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen High Income ETF vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 10,000
For the period March 25, 2025* through April 30, 2026
*The Polen High Income ETF commenced operations on March 25, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Polen High Income ETF	6.69%	5.92%*
Bloomberg U.S. Universal Index	4.59%	4.89%**
ICE BofA U.S. High Yield Index	7.66%	7.76%**
*	The Polen High Income ETF commenced operations on March 25, 2025.
**	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.

Performance Inception Date	Mar. 25, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/high-income-etf for performance data current to the most recent month-end.
Net Assets	$ 22,094,233
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 106,700
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$22,094,233
Total number of portfolio holdings	136
Total advisory fee paid, net	$106,700
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	20.0%
Consumer, Cyclical	16.8%
Industrials	14.2%
Communication Services	11.5%
Information Technology	10.4%
Materials	9.9%
Financials	7.4%
Energy	4.4%
Health Care	0.9%
Consumer Discretionary	0.8%
Short-Term Investment	2.7%
Other Assets in Excess of Liabilities	1.0%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000261175 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Focus Growth ETF
Class Name	Polen Focus Growth ETF
Trading Symbol	PCLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Focus Growth ETF (the “Fund”) for the period of September 30, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/focus‑growth‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/focus‑growth‑etf
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Focus Growth ETF	$27	0.49%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  For the period September 30, 2025 to April 30, 2026, the Polen Focus Growth ETF (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures) and Health Care also presented a headwind. By contrast, selection in Consumer Discretionary and Communication Services was positive.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Financials represented the most notable headwind to relative performance, partially offset by the benefit of being overweight Health Care.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were Oracle, ServiceNow, and CoStar Group. Positive relative contributors were Starbucks, Tesla (not owned), and Microsoft.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen Focus Growth ETF vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $ 10,000
For the period September 30, 2025* through April 30, 2026
*The Polen Focus Growth ETF commenced operations on September 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns	Since inception
Polen Focus Growth ETF	-11.23%*
S&P 500® Index	8.51%**
Russell 1000® Growth Index	2.09%**
*	The Polen Focus Growth ETF commenced operations on September 30, 2025.
**	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/focus-growth-etf for performance data current to the most recent month-end.
Net Assets	$ 98,622,530
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 296,275
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$98,622,530
Total number of portfolio holdings	26
Total advisory fee paid, net	$296,275
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	36.0%
Financials	16.2%
Health Care	13.8%
Communication Services	13.7%
Consumer Discretionary	12.2%
Real Estate	2.9%
Industrials	2.3%
Short-Term Investment	2.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the period ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.